Label	Element	Value
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.80%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 5.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.70%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 4.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.80%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 5.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.40%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 499.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 549.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 571.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 602.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Innovator Uncapped Accelerated U.S. Equity ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 544.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)